Selected Income Statement Data (Schedule of selected selling, general and administrative expenses data) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Selected Income Statement Data [Abstract]
Selling	[1]	$ 33,614	$ 22,969	$ 19,294
General and administrative		9,359	8,063	7,187
Total selling, general and administrative expenses		42,973	31,032	26,481
Including shipping and handling costs		$ 1,867	$ 2,356	$ 1,063

[1]	Including shipping and handling costs